Accrued liabilities and other payables (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Advances from customers	$ 110,244	$ 4,248	$ 85,249
Accrued liabilities	448,093	209,019	97,238
Other current payables	18,184	21,141	23,775
Accrued expenses and other payables	$ 576,521	187,098
Accrued expenses and other payables		$ 234,408	$ 206,262